SUPPLEMENT TO THE

FIDELITY® ASSET MANAGER: INCOME®

FIDELITY ASSET MANAGER®

FIDELITY® ASSET MANAGER: GROWTH®

FIDELITY® ASSET MANAGER: AGGRESSIVE®

Funds of Fidelity Charles Street Trust

November 29, 2003

STATEMENT OF ADDITIONAL INFORMATION

Ms. Davis served as a Member of the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section on page 16.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

During the period from March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 14.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Charles Street Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

FFMB-04-01 September 28, 2004
1.473233.110

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Charles Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Ms. Dwyer served as President and Treasurer through February 27, 2004. The following information has been removed from the "Trustees and Officers" section on page 18.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Asset Manager: Income, Asset Manager, Asset Manager: Growth, and Asset Manager: Aggressive. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Effective March 5, 2004, Ms. Reynolds serves as President, Treasurer, and Anti-Money Laundering officer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Asset Manager: Income, Asset Manager, Asset Manager: Growth, and Asset Manager: Aggressive. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Mr. Rathgeber serves as Chief Compliance Officer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Asset Manager: Income, Asset Manager, Asset Manager: Growth, and Asset Manager: Aggressive. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Effective March 18, 2004, Ms. Monasterio serves as Deputy Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Asset Manager: Income, Asset Manager, Asset Manager: Growth, and Asset Manager: Aggressive. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Effective April 15, 2004, Mr. Lydecker serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Asset Manager: Income, Asset Manager, Asset Manager: Growth, and Asset Manager: Aggressive. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mr. Robins serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Kenneth B. Robins (35)

Year of Election or Appointment:2004

Assistant Treasurer of Asset Manager: Income, Asset Manager, Asset Manager: Growth, and Asset Manager: Aggressive. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 32.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

SUPPLEMENT TO THE

SPARTAN® INVESTMENT GRADE BOND FUND

A Fund of Fidelity Charles Street Trust

November 29, 2003

STATEMENT OF ADDITIONAL INFORMATION

Ms. Davis served as a Member of the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section on page 16.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

During the period from March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 14.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Charles Street Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

SIGB-04-02 September 28, 2004
1.477033.109

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Charles Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Ms. Dwyer served as President and Treasurer through February 27, 2004. The following information has been removed from the "Trustees and Officers" section on page 18.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Investment Grade Bond. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Effective March 5, 2004, Ms. Reynolds serves as President, Treasurer, and Anti-Money Laundering officer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan Investment Grade Bond. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Mr. Rathgeber serves as Chief Compliance Officer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan Investment Grade Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Ms. Taub no longer serves as Assistant Vice President. The following information has been removed from the "Trustees and Officers" section on page 19.

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Spartan Investment Grade Bond. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

Effective March 18, 2004, Ms. Monasterio serves as Deputy Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan Investment Grade Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Effective April 15, 2004, Mr. Lydecker serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Investment Grade Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mr. Robins serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Kenneth B. Robins (35)

Year of Election or Appointment:2004

Assistant Treasurer of Spartan Investment Grade Bond. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 32.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Effective May 7, 2004, the following information replaces similar information found under the heading "Custodians" in the "Description of the Trust" section on page 32.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.